Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 8.87%
Basic Industry — 0.14%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	48,000	$ 54,182
		54,182
Capital Goods — 0.29%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	122,000	115,107
		115,107
Communications — 1.08%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	153,000	110,925
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	165,000	113,933
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	170,000	161,500
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	51,000	44,850
		431,208
Consumer Cyclical — 0.56%
Cheesecake Factory 0.375% exercise price $77.77, maturity date 6/15/26	179,000	139,284
Ford Motor 3.177% exercise price $17.02, maturity date 3/15/26 ^	91,000	83,675
		222,959
Consumer Non-Cyclical — 2.53%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	45,000	44,700
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	165,000	162,525
Chegg 4.67% exercise price $107.55, maturity date 9/1/26 ^	172,000	131,405
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	91,000	72,004
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	68,000	58,599
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	125,000	108,125
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	146,000	$ 128,068
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	99,000	90,024
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	55,000	59,125
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	171,000	152,977
		1,007,552
Electric — 0.61%
NextEra Energy Partners 144A 1.048% exercise price $75.96, maturity date 11/15/25 #, ^	45,000	45,133
NRG Energy 2.75% exercise price $43.77, maturity date 6/1/48	95,000	101,603
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	83,000	95,533
		242,269
Energy — 0.38%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	150,000	152,625
		152,625
Financials — 0.58%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	80,000	132,368
Repay Holdings 144A 2.007% exercise price $33.60, maturity date 2/1/26 #, ^	141,000	100,110
		232,478
Industrials — 0.36%
Chart Industries 144A 1.00% exercise price $58.72, maturity date 11/15/24 #	42,000	132,208
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	25,000	13,250
		145,458
NQ-FL7 [9/22] 11/22 (2605516)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Real Estate Investment Trusts — 0.34%
Blackstone Mortgage Trust 4.75% exercise price $36.22, maturity date 3/15/23	104,000	$ 103,613
Summit Hotel Properties 1.50% exercise price $11.94, maturity date 2/15/26	40,000	33,360
		136,973
Technology — 1.62%
Block 0.125% exercise price $121.00, maturity date 3/1/25	74,000	67,433
InterDigital 144A 3.50% exercise price $77.50, maturity date 6/1/27 #	164,000	143,336
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	43,000	129,795
Palo Alto Networks 0.75% exercise price $88.78, maturity date 7/1/23	69,000	128,099
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	68,000	67,150
Vishay Intertechnology 2.25% exercise price $31.23, maturity date 6/15/25	58,000	54,050
Wolfspeed 144A 0.25% exercise price $127.22, maturity date 2/15/28 #	53,000	55,703
		645,566
Transportation — 0.38%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	45,000	52,672
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	116,000	99,354
		152,026
Total Convertible Bonds (cost $3,634,789)		3,538,403

Corporate Bonds — 8.19%
Automotive — 0.18%
Allison Transmission 144A 5.875% 6/1/29 #	55,000	49,861
Goodyear Tire & Rubber 5.25% 7/15/31	25,000	20,030
		69,891
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry — 0.44%
ATI 5.125% 10/1/31	15,000	$ 12,281
Avient 144A 5.75% 5/15/25 #	17,000	16,426
Chemours 144A 5.75% 11/15/28 #	35,000	28,707
FMG Resources August 2006 144A 5.875% 4/15/30 #	25,000	21,782
Freeport-McMoRan 5.45% 3/15/43	62,000	51,836
Novelis 144A 4.75% 1/30/30 #	35,000	28,789
Olin 5.00% 2/1/30	20,000	16,626
		176,447
Capital Goods — 0.29%
Madison IAQ 144A 5.875% 6/30/29 #	30,000	20,948
Sealed Air 144A 5.00% 4/15/29 #	25,000	22,346
Terex 144A 5.00% 5/15/29 #	40,000	34,410
TransDigm 144A 6.25% 3/15/26 #	40,000	38,868
		116,572
Communications — 0.43%
Altice France 144A 5.50% 10/15/29 #	35,000	26,421
Consolidated Communications
144A 5.00% 10/1/28 #	20,000	13,947
144A 6.50% 10/1/28 #	20,000	15,000
Frontier Communications Holdings
144A 5.875% 10/15/27 #	55,000	49,418
144A 6.75% 5/1/29 #	20,000	16,546
T-Mobile USA
2.625% 4/15/26	20,000	18,148
3.375% 4/15/29	20,000	17,310
3.50% 4/15/31	17,000	14,313
		171,103
Consumer Cyclical — 0.01%
American Airlines 144A 5.75% 4/20/29 #	5,000	4,371
		4,371
Consumer Goods — 0.14%
Pilgrim's Pride 144A 4.25% 4/15/31 #	25,000	20,007
Post Holdings 144A 5.50% 12/15/29 #	43,000	37,239
		57,246
Consumer Non-Cyclical — 0.08%
1375209 BC 144A 9.00% 1/30/28 #	11,490	11,461
Bausch Health
144A 11.00% 9/30/28 #	20,425	16,544
144A 14.00% 10/15/30 #	4,085	2,247
		30,252

2    NQ-FL7 [9/22] 11/22 (2605516)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 1.37%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	35,000	$ 31,213
144A 7.00% 11/1/26 #	20,000	19,304

Callon Petroleum 144A 8.00% 8/1/28 #	30,000	27,734
CNX Midstream Partners 144A 4.75% 4/15/30 #	15,000	11,798
CNX Resources 144A 6.00% 1/15/29 #	35,000	32,017
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	11,000	9,979
144A 6.00% 2/1/29 #	31,000	27,787

EQM Midstream Partners 144A 4.75% 1/15/31 #	38,000	30,252
Genesis Energy
7.75% 2/1/28	60,000	52,271
8.00% 1/15/27	35,000	30,755
Hilcorp Energy I
144A 6.00% 4/15/30 #	25,000	21,844
144A 6.00% 2/1/31 #	5,000	4,351
144A 6.25% 4/15/32 #	15,000	13,309

Murphy Oil 6.375% 7/15/28	65,000	61,519
NuStar Logistics
5.625% 4/28/27	30,000	26,200
6.00% 6/1/26	10,000	9,175
Occidental Petroleum
6.45% 9/15/36	10,000	10,025
6.60% 3/15/46	25,000	25,808
6.625% 9/1/30	10,000	10,174

PDC Energy 5.75% 5/15/26	43,000	39,838
Southwestern Energy
5.375% 2/1/29	5,000	4,544
5.375% 3/15/30	15,000	13,548
7.75% 10/1/27	18,000	18,335

Weatherford International 144A 8.625% 4/30/30 #	15,000	13,097
		544,877
Financial Services — 0.33%
Ally Financial 8.00% 11/1/31	35,000	36,746
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	35,000	29,812
Hightower Holding 144A 6.75% 4/15/29 #	30,000	24,532
Medline Borrower 144A 3.875% 4/1/29 #	20,000	16,067
MSCI 144A 3.625% 11/1/31 #	30,000	24,108
		131,265
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials — 0.07%
VICI Properties 144A 3.875% 2/15/29 #	35,000	$ 29,435
		29,435
Healthcare — 0.75%
Avantor Funding 144A 3.875% 11/1/29 #	75,000	61,062
CHS 144A 4.75% 2/15/31 #	30,000	20,215
DaVita 144A 4.625% 6/1/30 #	30,000	23,286
Encompass Health 4.75% 2/1/30	30,000	24,728
Hadrian Merger Sub 144A 8.50% 5/1/26 #	40,000	36,744
HCA
5.375% 2/1/25	30,000	29,677
5.875% 2/15/26	35,000	34,565

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	25,000	20,362
Tenet Healthcare
144A 4.375% 1/15/30 #	15,000	12,553
144A 6.125% 10/1/28 #	40,000	35,108
		298,300
Insurance — 0.28%
HUB International 144A 5.625% 12/1/29 #	35,000	29,294
NFP
144A 6.875% 8/15/28 #	25,000	19,542
144A 7.50% 10/1/30 #	10,000	9,502

USI 144A 6.875% 5/1/25 #	55,000	52,937
		111,275
Leisure — 0.74%
Boyd Gaming
4.75% 12/1/27	35,000	31,045
144A 4.75% 6/15/31 #	5,000	4,056

Caesars Entertainment 144A 6.25% 7/1/25 #	75,000	72,406
Carnival
144A 5.75% 3/1/27 #	75,000	52,708
144A 7.625% 3/1/26 #	50,000	38,076

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	75,000	52,712
Scientific Games International 144A 7.25% 11/15/29 #	20,000	18,640
Six Flags Entertainment 144A 4.875% 7/31/24 #	25,000	23,845
		293,488
Media — 1.21%
AMC Networks 4.25% 2/15/29	65,000	48,208
CCO Holdings
4.50% 5/1/32	90,000	68,801
144A 5.375% 6/1/29 #	30,000	26,325

NQ-FL7 [9/22] 11/22 (2605516)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)

CMG Media 144A 8.875% 12/15/27 #	35,000	$ 26,786
CSC Holdings 144A 5.75% 1/15/30 #	200,000	142,520
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	36,000	30,408
Directv Financing 144A 5.875% 8/15/27 #	25,000	21,609
Gray Escrow II 144A 5.375% 11/15/31 #	25,000	19,664
Nielsen Finance
144A 4.50% 7/15/29 #	10,000	9,981
144A 4.75% 7/15/31 #	30,000	29,455

Sirius XM Radio 144A 4.00% 7/15/28 #	70,000	59,688
		483,445
Retail — 0.45%
Asbury Automotive Group
144A 4.625% 11/15/29 #	30,000	24,057
4.75% 3/1/30	15,000	11,739
Bath & Body Works
6.875% 11/1/35	35,000	29,323
6.95% 3/1/33	29,000	23,370

CP Atlas Buyer 144A 7.00% 12/1/28 #	15,000	11,193
Levi Strauss & Co. 144A 3.50% 3/1/31 #	32,000	25,004
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	29,000	25,919
Murphy Oil USA 144A 3.75% 2/15/31 #	35,000	28,201
		178,806
Services — 0.52%
Iron Mountain 144A 5.25% 3/15/28 #	55,000	48,321
NESCO Holdings II 144A 5.50% 4/15/29 #	25,000	20,869
Prime Security Services Borrower 144A 5.75% 4/15/26 #	65,000	61,252
United Rentals North America 3.875% 2/15/31	56,000	45,662
Univar Solutions USA 144A 5.125% 12/1/27 #	25,000	22,302
White Cap Buyer 144A 6.875% 10/15/28 #	12,000	9,816
		208,222
Technology — 0.00%
Entegris Escrow 144A 4.75% 4/15/29 #	2,000	1,766
		1,766
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics — 0.26%
Entegris Escrow 144A 5.95% 6/15/30 #	30,000	$ 27,448
Go Daddy Operating 144A 3.50% 3/1/29 #	40,000	32,813
Sensata Technologies 144A 4.00% 4/15/29 #	10,000	8,297
SS&C Technologies 144A 5.50% 9/30/27 #	40,000	36,571
		105,129
Transportation — 0.35%
Delta Air Lines 7.375% 1/15/26	24,000	24,300
Laredo Petroleum 144A 7.75% 7/31/29 #	20,000	18,467
Seaspan 144A 5.50% 8/1/29 #	35,000	27,036
United Airlines
144A 4.375% 4/15/26 #	15,000	13,414
144A 4.625% 4/15/29 #	20,000	16,599

VistaJet Malta Finance 144A 6.375% 2/1/30 #	48,000	39,359
		139,175
Utilities — 0.29%
Calpine
144A 4.50% 2/15/28 #	16,000	14,131
144A 5.00% 2/1/31 #	35,000	27,860
144A 5.25% 6/1/26 #	16,000	15,103

PG&E 5.25% 7/1/30	20,000	17,065
Vistra
144A 7.00% 12/15/26 #, μ, ψ	30,000	26,258
144A 8.00% 10/15/26 #, μ, ψ	15,000	13,817
		114,234
Total Corporate Bonds (cost $3,969,829)		3,265,299

US Treasury Obligations — 25.91%
US Treasury Bonds
1.375% 8/15/50	220,000	127,514
1.875% 2/15/51	270,000	178,854
2.25% 8/15/49	165,000	120,759
2.25% 2/15/52	20,000	14,538
2.50% 2/15/45	70,000	53,430
2.50% 2/15/46	90,000	68,407
2.875% 5/15/43	90,000	74,257
3.00% 5/15/42	65,000	55,349
3.00% 2/15/47	105,000	87,880
3.00% 8/15/48	150,000	126,987
3.00% 8/15/52	30,000	25,899
3.125% 11/15/41	165,000	143,627
3.375% 5/15/44	85,000	75,906
4.25% 11/15/40	130,000	134,314

4    NQ-FL7 [9/22] 11/22 (2605516)

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
4.375% 11/15/39	35,000	$ 36,998
4.50% 5/15/38	15,000	16,177
5.00% 5/15/37	30,000	34,062
US Treasury Notes
0.125% 4/30/23	500,000	488,822
0.625% 12/31/27	550,000	461,463
1.00% 7/31/28	880,000	741,434
1.125% 2/15/31	100,000	81,004
1.375% 8/31/23	2,820,000	2,746,527
1.50% 2/15/30	280,000	237,716
2.125% 5/31/26	1,055,000	981,047
2.625% 7/31/29	230,000	211,402
2.75% 2/15/24	1,800,000	1,761,891
2.875% 5/31/25	1,000,000	965,039
5.375% 2/15/31	255,000	282,059
Total US Treasury Obligations (cost $11,347,333)		10,333,362
	Number of shares
Common Stocks — 51.38%
Basic Materials — 0.25%
Boise Cascade	1,695	100,785
		100,785
Communication Services — 2.27%
Alphabet Class A †	480	45,912
Alphabet Class C †	200	19,230
AT&T	3,033	46,526
Comcast Class A	5,683	166,682
Interpublic Group of Companies	711	18,202
KDDI	900	26,313
Orange	2,990	27,043
Publicis Groupe	670	31,746
Verizon Communications	9,177	348,451
Walt Disney †	1,842	173,756
		903,861
Consumer Discretionary — 6.55%
adidas AG	440	50,583
Amazon.com †	475	53,675
APA	2,582	88,279
Best Buy	1,991	126,110
Dollar General	851	204,121
Dollar Tree †	1,400	190,540
eBay	1,482	54,552
H & M Hennes & Mauritz Class B	2,950	27,273
Home Depot	1,036	285,874
Lowe's	1,244	233,636
Macy's	6,190	96,997
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
NIKE Class B	1,436	$ 119,360
PulteGroup	1,262	47,325
Ross Stores	1,992	167,866
Sodexo	880	66,088
Starbucks	396	33,367
Sturm Ruger & Co.	588	29,864
Swatch Group	340	76,363
Tesla †	111	29,443
TJX	6,883	427,572
Tractor Supply	1,011	187,925
Ulta Beauty †	42	16,850
		2,613,663
Consumer Staples — 3.31%
Altria Group	4,617	186,434
Archer-Daniels-Midland	2,300	185,035
Asahi Group Holdings	600	18,706
Conagra Brands	6,000	195,780
Danone	1,210	57,215
Diageo	2,200	92,606
Essity Class B	2,570	50,775
Kao	1,600	65,105
Koninklijke Ahold Delhaize	3,580	91,188
Nestle	920	99,505
Philip Morris International	2,445	202,959
Seven & i Holdings	600	24,102
Unilever	1,110	48,773
		1,318,183
Energy — 3.52%
Chevron	927	133,182
ConocoPhillips	3,454	353,482
Coterra Energy	3,041	79,431
Devon Energy	2,182	131,204
EOG Resources	625	69,831
Exxon Mobil	3,719	324,706
Kinder Morgan	4,630	77,043
Marathon Petroleum	2,081	206,706
Viper Energy Partners	1,052	30,150
		1,405,735
Financials — 6.71%
American Financial Group	1,603	197,057
American International Group	3,800	180,424
Ameriprise Financial	587	147,895
BlackRock	314	172,788
Blackstone	1,816	151,999
Carlyle Group	2,713	70,104
Diamond Hill Investment Group	104	17,160
Discover Financial Services	2,578	234,392
Evercore Class A	516	42,441
Fidelity National Financial	1,170	42,354
NQ-FL7 [9/22] 11/22 (2605516)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Invesco	6,178	$ 84,638
MetLife	6,659	404,734
Moelis & Co. Class A	1,189	40,200
Principal Financial Group	2,685	193,723
Prudential Financial	2,276	195,235
Rithm Capital	4,444	32,530
Synchrony Financial	3,659	103,147
Truist Financial	4,300	187,222
US Bancorp	4,400	177,408
		2,675,451
Healthcare — 7.67%
AbbVie	1,783	239,296
AmerisourceBergen	1,447	195,823
Amgen	186	41,924
Baxter International	3,500	188,510
Bristol-Myers Squibb	3,050	216,825
Cigna	700	194,229
CVS Health	2,000	190,740
Fresenius Medical Care AG & Co.	1,150	32,399
Gilead Sciences	1,276	78,716
Healthcare Realty Trust	924	19,265
Hologic †	3,042	196,270
Johnson & Johnson	3,326	543,335
Merck & Co.	5,052	435,078
Novo Nordisk Class B	830	82,683
Pfizer	3,352	146,684
Roche Holding	210	68,362
Smith & Nephew	7,090	81,838
UnitedHealth Group	212	107,069
		3,059,046
Industrials — 2.38%
Dover	1,591	185,479
Honeywell International	1,086	181,329
Intertek Group	980	40,208
Knorr-Bremse	750	32,207
Lockheed Martin	109	42,106
Makita	1,800	34,930
Northrop Grumman	400	188,128
Raytheon Technologies	2,239	183,285
Robert Half International	262	20,043
Securitas Class B	6,240	43,318
		951,033
Information Technology — 12.63%
Amadeus IT Group †	1,870	86,698
Apple	7,533	1,041,061
Applied Materials	648	53,091
Broadcom	956	424,473
Cisco Systems	8,463	338,520
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Cognizant Technology Solutions Class A	3,178	$ 182,544
Dell Technologies Class C	1,335	45,617
Fidelity National Information Services	2,164	163,533
HP	6,814	169,805
KLA	198	59,921
Lam Research	378	138,348
Microchip Technology	336	20,506
Micron Technology	1,646	82,465
Microsoft	3,545	825,630
Monolithic Power Systems	409	148,631
Motorola Solutions	800	179,176
NetApp	2,679	165,696
NVIDIA	1,361	165,212
Oracle	2,700	164,889
Paychex	1,761	197,602
QUALCOMM	1,579	178,395
SAP	780	63,566
Western Union	10,388	140,238
		5,035,617
Materials — 1.25%
Air Liquide	680	77,724
CF Industries Holdings	1,165	112,131
Dow	2,439	107,145
DuPont de Nemours	3,500	176,400
Ryerson Holding	1,037	26,692
		500,092
REIT Diversified — 0.31%
Gaming and Leisure Properties	385	17,032
LXP Industrial Trust	1,098	10,058
VICI Properties	3,290	98,207
		125,297
REIT Healthcare — 0.28%
Alexandria Real Estate Equities	272	38,132
CareTrust REIT	452	8,186
Healthpeak Properties	271	6,211
Medical Properties Trust	474	5,622
Omega Healthcare Investors	26	767
Ventas	231	9,279
Welltower	655	42,129
		110,326
REIT Hotel — 0.02%
Park Hotels & Resorts	682	7,679
		7,679
REIT Industrial — 0.44%
Duke Realty	797	38,416

6    NQ-FL7 [9/22] 11/22 (2605516)

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Industrial (continued)
Plymouth Industrial REIT	199	$ 3,345
Prologis	1,067	108,407
Rexford Industrial Realty	223	11,596
Terreno Realty	223	11,817
		173,581
REIT Information Technology — 0.22%
Digital Realty Trust	294	29,159
Equinix	100	56,884
		86,043
REIT Lodging — 0.11%
Apple Hospitality REIT	1,461	20,542
Chatham Lodging Trust †	721	7,116
Host Hotels & Resorts	1,115	17,706
		45,364
REIT Mall — 0.07%
Simon Property Group	302	27,105
		27,105
REIT Manufactured Housing — 0.06%
Equity LifeStyle Properties	142	8,923
Sun Communities	103	13,939
		22,862
REIT Multifamily — 0.87%
American Homes 4 Rent Class A	463	15,191
AvalonBay Communities	172	31,681
Camden Property Trust	165	19,709
Equity Residential	3,246	218,196
Essex Property Trust	122	29,552
Independence Realty Trust	611	10,222
Mid-America Apartment Communities	105	16,283
UDR	113	4,713
		345,547
REIT Office — 0.12%
Boston Properties	49	3,674
City Office REIT	119	1,186
Cousins Properties	473	11,045
Douglas Emmett	121	2,170
Highwoods Properties	582	15,691
Kilroy Realty	212	8,927
Piedmont Office Realty Trust Class A	617	6,515
		49,208
REIT Self-Storage — 0.41%
CubeSmart	180	7,211
Extra Space Storage	272	46,977
Life Storage	259	28,687
National Storage Affiliates Trust	283	11,767
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage (continued)
Public Storage	239	$ 69,981
		164,623
REIT Shopping Center — 0.30%
Agree Realty	187	12,638
Brixmor Property Group	1,259	23,254
Kimco Realty	883	16,256
Kite Realty Group Trust	208	3,582
Phillips Edison & Co.	526	14,754
Regency Centers	364	19,601
Retail Opportunity Investments	1,221	16,801
SITE Centers	768	8,225
Urban Edge Properties	379	5,056
		120,167
REIT Single Tenant — 0.16%
Four Corners Property Trust	283	6,846
Realty Income	527	30,672
Spirit Realty Capital	465	16,814
STORE Capital	288	9,023
		63,355
REIT Specialty — 0.37%
EPR Properties	209	7,495
Essential Properties Realty Trust	510	9,919
Invitation Homes	1,262	42,618
Iron Mountain	1,574	69,209
Lamar Advertising Class A	65	5,362
Outfront Media	548	8,324
WP Carey	88	6,142
		149,069
Retail — 0.34%
Bath & Body Works	4,191	136,627
		136,627
Utilities — 0.76%
Edison International	3,000	169,740
Vistra	6,381	134,001
		303,741
Total Common Stocks (cost $21,885,531)		20,494,060

Convertible Preferred Stock — 1.51%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	72	55,606
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	815	30,864
AMG Capital Trust II 5.15% exercise price $195.46, maturity date 10/15/37	702	34,335
NQ-FL7 [9/22] 11/22 (2605516)    7

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
Bank of America 7.25% exercise price $50.00 ω	63	$ 73,899
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	2,164	99,263
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	1,154	24,130
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	78	65,910
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	841	87,455
UGI 7.25% exercise price $52.57, maturity date 6/1/24	1,073	85,572
Wells Fargo & Co. 7.50% exercise price $156.71 ω	39	46,956
Total Convertible Preferred Stock (cost $714,249)		603,990

Exchange-Traded Funds — 2.28%
iShares MSCI EAFE ETF	10	560
iShares Trust iShares ESG Aware MSCI EAFE ETF	300	16,839
Vanguard FTSE Developed Markets ETF	40	1,455
Vanguard Russell 2000 ETF	13,345	889,177
Total Exchange-Traded Funds (cost $1,069,460)		908,031

Rights — 0.02%
Securitas†	24,960	10,414
Total Rights (cost $17,158)		10,414

Short-Term Investments — 1.37%
Money Market Mutual Funds — 1.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	136,258	136,258
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	136,258	136,258
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	136,258	136,258
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	136,258	$ 136,258
Total Short-Term Investments (cost $545,032)		545,032

Total Value of Securities—99.53% (cost $43,183,381)		39,698,591
Receivables and Other Assets Net of Liabilities—0.47%		186,546
Net Assets Applicable to 3,764,776 Shares Outstanding—100.00%		$39,885,137
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $3,404,692, which represents 8.54% of the Series' net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
AG – Aktiengesellschaft
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
USD – US Dollar

8    NQ-FL7 [9/22] 11/22 (2605516)